SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		06/30/04

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$14,642

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 06/30/04
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS VOTING  SHARED NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	455	11195	SH	X				495		10700
AT&T Corp New	001957505	14	981	SH	X				829		152
AT & T Wireless Com	00209A106	152	10612	SH	X				10002		610
Abbott Labs Com	002824100	341	8354	SH	X				8354
Abraxas Pete Corp	003830106	116	70000	SH	X				70000
Agilent Technologies Inc Com	00846U101	4	132	SH	X				132
Albertson's Inc Com	013104104	27	1000	SH	X				1000
Allete Com	018522102	47	1400	SH	X				1400
Alliancebernstein Cap Mgmt Hldg L P Ut Ltd Ptsh Int	01855A101	34	1000	SH	X				1000
Alliancebernstein Resource Partners L	01877R108	45	975	SH	X				975
Alliant Energy Corp	018802108	95	3656	SH	X				3573		83
Allstate Corp	020002101	120	2581	SH	X				2581
Alltel Corp	020039103	22	444	SH	X				444
Altria Group Inc	02209S103	983	19650	SH	X				19650
Ameren Corp Com	023608102	65	1523	SH	X				1523
American Elec Pwr Inc Com	025537101	121	3767	SH	X				3767
American Express Co Com	025816109	352	6850	SH	X				6850
American International Group Inc	026874107	139	1946	SH	X				1946
AmerUs Group Co 	03072M108	229	5539	SH		X	X				5539
"Amgen, Inc"	031162100	40	727	SH	X				727
Anadarko Petroleum Corporation	032511107	55	935	SH	X				935
Anglogold Ltd ADR Sponsored	035128206	14	424	SH	X				424
Anheuser Busch Cos Inc Com	035229103	179	3306	SH	X				3306
Apartment Invt & Mgmt Co Cl A	03748R101	2	74	SH	X				74
Applied Matls Inc Com	038222105	15	760	SH	X				760
Associated Banc Corp	045487105	31	1050	SH	X				1050
Automatic Data Processing Inc	053015103	23	544	SH	X				544
BP Amoco P L C ADR Sponsored	055622104	1130	21099	SH	X				20443		656
Bank of America Corp 	060505104	702	8300	SH	X				1200		7100
Bank of New York Inc	064057102	9	300	SH	X				300
Bank One Corp 	06423A103	158	3102	SH	X				3102
Baxter International Inc	071813109	90	2600	SH	X				2600
Bellsouth Corp	079860102	130	4954	SH	X				4954
Berkshire Hathaway Inc Del Cl A	084670108	178	2	SH	X				2
Berkshire Hathaway Inc Del Cl B	084670207	186	63	SH	X				38		25
Best Buy Inc	086516101	23	450	SH	X				450
Biomet Inc	090613100	33	750	SH	X				750
Boeing Co	097023105	184	3600	SH	X				3600
Burlington Northn Santa Fe	12189T104	101	2868	SH	X				2868
Cisco Systems Inc	17275R102	181	7646	SH	X				6756		890
Comcast Corp 	20030N101	58	2048	SH	X				1803		245
Conocophillips	20825C104	350	4590	SH	X				4221		369
Costco Wholesale Corp 	22160K105	41	1000	SH	X				1000
DNP Select Income Fd Inc	23325P104	21	2020	SH	X				2020
Dell Inc Com	24702R101	93	2600	SH	X				2600
Dominion Res Inc VA New Com	25746U109	47	739	SH	X				739
Enbridge Energy Partners L P	29250R106	56	1200	SH	X				1200
Exelon Corp Com	30161N101	98	2950	SH	X				2950
Exxon Mobil Corp 	30231G102	2574	57953	SH	X				49940		8013
Federated Dept Stores Inc DE	31410H101	5	100	SH	X				100
First Indl Rlty Tr Inc Com	32054K103	15	400	SH	X				400
Glaxosmithkline PLC-ADR	37733W105	166	4000	SH	X				4000
Hospira Inc	441060100	23	835	SH	X				835
Hospitality Pptys Tr Com	44106M102	51	1200	SH	X				1200
J P Morgan Chase & Co Com	46625H100	565	14564	SH	X				13324		1240
Kimco Rlty Corp	49446R109	48	1050	SH	X				1050
Kinder Morgan Inc Kans Com	49455P101	159	2688	SH	X				2688
McKesson HBOC Inc Com	58155Q103	73	2115	SH	X				2115
Medco Health Solutions Inc Com	58405U102	52	1393	SH	X				1225		168
Mellon Finl Corp Com	58551A108	15	500	SH	X				500
Oracle Corp	68389X105	9	714	SH	X				714
Principal Finl Group Inc Com	74251V102	13	373	SH	X				373
Quest Diagnostics Inc	74834L100	25	300	SH	X				300
SBC Communications Inc	78387G103	373	15398	SH	X				13022		2376
SLM Corp	78442P106	4	100	SH	X						100
Standard & Poors Dep Rec Amex Index	78462F103	92	800	SH	X				700		100
Standard & Poors Dep Rec Amex Index	78462F103	23	200	SH		X	X		200
3M Co	88579Y101	561	6230	SH	X				6230
Vectren Corp Com	92240G101	141	5600	SH	X				5600
Verizon Communications Com	92343V104	725	20021	SH	X				19407		614
Vodafone Group Plc New	92857W100	112	5090	SH	X				5090
Xcel Energy Inc Com	98389B100	860	51451	SH	X				50837		614
Xcel Energy Inc Com	98389B100	24	1465	SH		X	X		1465
Daimlerchrysler Ag Ord	D1668R123	12	249	SH	X				249
Frontline Ltd	G3682E127	14	400	SH	X				400
Transocean Sedco Forex Inc Com	G90078109	319	11039	SH	X				4339		6700
		14642